DISCONTINUED OPERATIONS - Cash flows of the disposal (Details) - Mining pool operation - Discontinued Operations, Disposed of by Sale $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
ASSET ACQUISITION AND REALLOCATION OF EQUITY INTEREST
Cash and cash equivalent deconsolidated	$ 372
Proceeds from the disposal of subsidiaries, net of cash disposed	$ (372)